RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2017
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

11.   RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2016 and 2017, are as follows:

	Thousands of Yen
	2016	2017
Change in benefit obligation:
Benefit obligation at beginning of year	¥41,990	¥79,839
Service cost	17,468	24,641
Interest cost	35	123
Actuarial loss (gain)	27,856	(15,518)
Benefits paid	(5,448)	(11,539)
Foreign currency exchange rate changes	(2,062)	811
Benefit obligation at end of year	¥79,839	¥78,357

Change in plan assets:
Fair value of plan assets at beginning of year	¥5,866	¥20,486
Employer contributions	19,590	14,329
Benefits paid	(3,564)	(11,539)
Foreign currency exchange rate changes	(1,406)	552
Fair value of plan assets at end of year	20,486	23,828

Funded status at end of year	¥(59,353)	¥(54,529)

The accumulated benefit obligations as of March 31, 2016 and 2017 are ¥62,390 thousand and ¥70,688 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2016 and 2017, are as follows:

	Thousands of Yen
	2016	2017
Retirement and severance benefits—current	¥3,201	¥8,468
Retirement and severance benefits—noncurrent	56,152	46,061
Amount recognized	¥59,353	¥54,529

Net periodic retirement cost for the years ended March 31, 2015, 2016 and 2017 consists of the following components:

	Thousands of Yen
	2015	2016	2017
Service cost	¥16,843	¥17,468	¥24,641
Interest cost	28	35	123
Amortization of net gain	1,594	2,001	4,313
Net periodic retirement cost	¥18,465	¥19,504	¥29,077

Amounts recognized in other comprehensive income (loss), net of tax, for the years ended March 31, 2015, 2016 and 2017, are as follows:

	Thousands of Yen
	2015	2016	2017
Actuarial (gain) loss	¥(1,703)	¥(17,495)	¥13,759

Amounts recognized in accumulated other comprehensive income (loss), net of tax, as of March 31, 2016 and 2017, are as follows:

	Thousands of Yen
	2016	2017
Accumulated actuarial loss	¥(23,276)	¥(9,517)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2018 is ¥2,652 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. The assumptions used to determine the year-end benefit obligation are as follows:

	2016	2017
Discount rate	0.23%	0.27%
Rate of compensation increase	5.10%	4.70%

The assumptions used to determine the net periodic retirement cost for the years ended March 31, 2015, 2016 and 2017, are as follows:

	2015	2016	2017
Discount rate	0.21%	0.17%	0.23%
Rate of compensation increase	6.90%	3.50%	5.10%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31,	Thousands of Yen
2018	¥8,468
2019	8,209
2020	9,086
2021	10,533
2022	9,405
2023 through 2028	36,759

The Company expects to contribute ¥8,468 thousand to its defined benefit pension plan in the year ending March 31, 2018.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2. Refer to Note 15 for the definition of Level 2.